LAND USE RIGHTS (Schedule of Future Amortization Expense) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
LAND USE RIGHTS [Abstract]
2014	$ 99,495
2015	99,495
2016	99,495
2017	99,495
2018	99,495
Thereafter	3,800,374
Land use rights, net	$ 4,297,849	$ 4,317,669